OTHER INVESTMENTS	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
OTHER INVESTMENTS	OTHER INVESTMENTS

	US Dollars
Figures in millions	2021	2020	2019

Listed investments (1)

Non-current investments

Equity investments at fair value though OCI (FVTOCI)
Balance at beginning of year	186	72	63
Additions	3	9	9
Fair value adjustments (2)	(73)	98	—
Transfer from unlisted non-current investments	—	7	—
Balance at end of year	116	186	72

The non-current equity investments consist of ordinary shares and collective investment schemes and primarily comprise:
Corvus Gold Inc.	80	59	41
Pure Gold Mining	35	126	31
Other	1	1	—
	116	186	72

Listed investments (continued)

Current investments
Listed investments - FVTOCI	—	—	10
Book value of listed investments	116	186	82

Unlisted investments
Non-current investments

Balance at beginning of year	2	4	47
Additions	—	—	45
Maturities	—	—	(44)
Transfer to non-current assets and liabilities held for sale	—	—	(48)
Transfer to listed non-current investments	—	(7)	—
Fair value adjustment - FVTOCI	—	—	2
Fair value adjustments - FVTPL	(1)	5	—
Translation	—	—	2
Balance at end of year	1	2	4
The unlisted investments include:
Book value of unlisted investments	1	2	4

Non-current other investments	117	188	76
Total book value of other investments	117	188	86

(1)    The group’s listed equity investments are susceptible to market price risk arising from uncertainties about the future values of the investments. At the reporting date, the FVTOCI equity investments were listed on the Toronto Stock Exchange.
(2) Includes net fair value gain of $21m (2020: $18m) for Corvus Gold Inc. and a fair value loss of $94m (2020: $81m net gain) for Pure Gold Mining